EQUITY-BASED COMPENSATION (Details Narrative) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)			3 Months Ended		12 Months Ended
	Dec. 02, 2022	Dec. 02, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Value Appreciation Rights Awards Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation expense			$ 104,595	$ 95,570	$ 403,603	$ 237,167
Unrecognized equity-based compensation cost			$ 513,223		$ 617,818
Remaining weighted average period			8 years 2 months 23 days		8 years 5 months 23 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							3,592,865
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	33.34%
Equity-based compensation expense			$ 287,051	$ 283,897	$ 1,151,359	1,151,359
Unrecognized equity-based compensation cost			$ 775,985			$ 985,353
Remaining weighted average period			8 months 1 day			11 months 1 day
Restricted Stock Units (RSUs) [Member] | Every Three Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	8.33%
Restricted Stock Units (RSUs) [Member] | Michael Derby [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		801,436
Restricted Stock Units (RSUs) [Member] | Zachary Rome [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		801,435
Restricted Stock Units (RSUs) [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		358,851